Leases - Schedule of Operating Lease Liabilities (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Schedule of Operating Lease Liabilities [Abstract]
2025	$ 2,191,000
2026	1,298,000
2027	1,176,000
2028	784,000
Total lease payments	5,449,000
Less: imputed interest	(508,839)
Present value of operating lease liabilities	4,940,161		$ 265,385
Less: operating lease liabilities – non-current	(3,004,974)	$ (386,576)	(61,229)
Operating lease liabilities – current	$ 1,935,187	$ 248,953	$ 204,156